Additional information-Financial Statement Schedule I - Reconciliations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
IFRS profit/(loss) reconciliation:
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	£ (990)	£ (56,188)		£ 17,927
IFRS (loss)/profit for the year	18,881	(37,629)	[1]	39,209	[1]
IFRS equity reconciliation:
Additional profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	101,277	110,423		162,898
IFRS equity	415,202	427,104	[1]	480,087	[1]	£ 460,379
Parent
IFRS profit/(loss) reconciliation:
IFRS (loss)/profit for the year	19,871	18,559		21,282
IFRS equity reconciliation:
IFRS equity	£ 313,925	£ 316,681		£ 317,189		£ 317,014

[1]	Comparative amounts have been restated—see note 33 for further details.